Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Income Taxes

INCOME TAXES

The Company is incorporated under the laws of State of Nevada in the United States of America and has legal subsidiaries in the British Virgin Islands (“BVI”) and the PRC. The Company does not have any employees or assets nor or is it engaged in any income producing activities in the Unites States and in the BVI. The Company is currently filing Federal income tax returns in the United States and applicable franchise tax returns in the state of Nevada. The Company has fully reserved for these and all other deferred tax assets generated in the Company’s US operations since it currently more likely than not that those assets will not be realized in future periods.

The Company’s only income producing activities are in the PRC. The statutory corporation income tax rate in the PRC is 25%, which is approximately equal to the effective income tax rate that the Company expects to use when recording income tax expense for financial reporting purposes for the year ending June 30, 2014. Accordingly, the Company is recording a tax provision at interim reporting dates for taxable income earned in the PRC using the effective rate expected to be in effect for the year ending June 30, 2014.

INCOME TAXES

The Company is incorporated under the laws of State of Nevada in the United States of America and has legal subsidiaries in the British Virgin Islands (“BVI”) and the PRC. The Company does not have any employees or assets nor or is it engaged in any income producing activities in the Unites States and in the BVI. The Company is currently filing Federal income tax returns in the United States and applicable franchise tax returns in the state of Nevada. The Company’s net operating losses that may be available to offset future taxable income in the United States, if any, amount to approximately $9,000,000 and expire through 2031. The Company has fully reserved for these and all other deferred tax assets generated in the Company’s US operations since it is currently more likely than not that those assets will not be realized in future periods.

The Company’s only income producing activities are in the PRC. The statutory corporation income tax rate in the PRC is 25%.

For the years ended June 30, 2013 and 2012, the provision for income taxes consisted of the following:

	Years Ended June 30,
	2013	2012

Current taxes
United States	$-	$-
PRC	7,305,429	7,484,941

Deferred taxes (benefit)
United States	(449,012)	(4,188,248)
PRC	(285,138)	(170,059)

Change in valuation allowance	449,012	4,188,248

Provision for Income Taxes	$7,020,291	$7,314,882

As of June 30, 2013, we had $15,696,907 of net operating loss carry forwards available for federal income tax purposes that may be used to offset future taxable income and will begin to expire in 2030. We provided for a full valuation allowance against the net deferred tax assets of $5,336,949 on the expected future tax benefits from the net operating loss carry forwards for the year ended June 30, 2013 as management believes it is more likely than not that these assets will not be realized in the future. During the years ended June 30, 2013 and 2012, the valuation allowance increased by $449,012 and 4,188,248, respectively.

We are subject to income tax in the United States and the PRC. There was a benefit for income tax in the United States because we had a taxable loss in the United States for the years ended June 30, 2013 and 2012. The statutory federal income tax rate is 34%. The company recorded an US tax valuation allowance of $449,012 and $4,188,248 in fiscal year 2013 and 2012, respectively. Absent this valuation allowance, the effective tax rate would have been 26.7 % and 25.1 % in 2013 and 2012, respectively.

The table below summarizes the differences between the U.S. statutory federal rate and our effective tax rate as follows for the years ended June 30, 2013 and 2012:

	For the Years Ended June 30,
	2013	2012

Experted US tax at statutory rate	$8,888,894	$5,767,388
Foreign tax differential	(1,905,795)	(2,445,869)
Permanent differences	(411,820)	(194,885)
Change in valuation allowance	449,012	4,188,248
Provision for Income Taxes	$7,020,291	$7,314,882

Our deferred tax assets as of June 30, 2013 and 2012 are as follows:

	June 30,
	2013	2012
Deferred tax assets:
NOL carryover	$5,250,749	$4,801,737
Stock compensation	86,200	86,200
Sub-total	5,336,949	4,887,937
Deferred tax liabilities:
Valuation allowance	(5,336,949)	(4,887,937)
Total	$-	$-

The Company also has a deferred tax liability related to definite and indefinite lived intangibles in the PRC jurisdiction of $8,048,113 and $8,161,269 for the years ended June 30, 2013 and 2012, respectively.

The Company has permanently reinvested earnings in its foreign subsidiaries. At June 30, 2013, approximately $686,258,508 of accumulated earnings was permanently reinvested. If such earnings were repatriated, there could be additional federal income taxes (net of available tax credits). It is not practicable to determine the amount of additional tax that might be payable on the undistributed foreign earnings.

Management has evaluated and concluded that there was no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements for the years ended June 30, 2013 and 2012. Further, it is not anticipated that the unrecognized benefits will significantly change over the next twelve months.

We and our subsidiaries file income tax returns in the U.S. federal jurisdiction and in the PRC. For federal tax purposes, years beginning after June 30, 2009 are still open to examination. Currently, no income tax returns are under examination.